Pension and Other Employee Benefit Plans (Combined Funded Status and Amounts Recognized in Accompanying Consolidated Balance Sheets) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Change in benefit obligations:
Benefit obligations at beginning of fiscal year		¥ 1,377,739	¥ 1,437,843
Service cost		30,460	33,190	¥ 39,672
Interest cost		6,917	5,636	5,790
Plan participants' contributions		1,053	1,089
Amendments			1
Actuarial loss (gain)		(48,856)	(19,939)
Foreign exchange translation		3,250	4,099
Benefits paid		(55,332)	(54,483)
Lump-sum payments		(27,539)	(29,697)
Benefit obligations at end of fiscal year		1,287,692	1,377,739	1,437,843
Change in plan assets:
Fair value of plan assets at beginning of fiscal year		2,114,011	2,412,745
Actual return (negative return) on plan assets		92,893	(8,008)
Foreign exchange translation		3,158	3,863
Partial withdrawal of assets from employee retirement benefits trusts (Note)	[1]	(147,181)	(270,172)
Employer contributions		23,613	28,977
Plan participants' contributions		1,053	1,089
Benefits paid		(55,332)	(54,483)
Fair value of plan assets at end of fiscal year		2,032,215	2,114,011	¥ 2,412,745
Funded status		744,523	736,272
Amounts recognized in the consolidated balance sheets consist of:
Prepaid pension cost		768,998	762,147
Accrued pension liability		(24,475)	(25,875)
Net amount recognized		744,523	736,272
Amounts recognized in Accumulated other comprehensive income (loss) before-tax consist of:
Prior service benefits (cost)		58,173	63,030
Net actuarial gain (loss)		524,571	421,690
Net amount recognized		¥ 582,744	¥ 484,720

[1]	During the fiscal year ended March 31, 2022 and 2023, certain subsidiaries of MHFG partially withdrew assets from employee retirement benefit trusts, which were established for the payment of employees’ severance pay and retirement pensions. Overall, the trusts remain in overfunded status as of March 31, 2023. No gains or losses have been recognized as a result of this transaction.